Significant Accounting Policies (Details) - Schedule of computing income (loss) per share and the effect on income (loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of computing income (loss) per share and the effect on income (loss) [Abstract]
Diluted net (loss) per share	$ (1.69)	$ (0.81)	$ (0.90)